Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
Long-term bank borrowings	¥ 15,389	¥ 8,811
Corporate bonds (Note (ii))	1,000	7,500
Convertible bonds (Note 27(iii))	4,984	12,833
Medium-term notes (Note (iii))	16,981	8,990
Non-current borrowings	38,354	38,134
Current
Current portion of long-term borrowings	169	67
Short-term borrowings	25,116	25,286
Ultra-short-term financing bills	24,710	10,999
Current portion of corporate bonds and medium-term notes (Notes (ii)&(iii))	7,910	3,747
Current portion of convertible bonds	8	0
Current borrowings	57,913	40,099
Borrowings
Total borrowings	96,267	78,233
Within 1 year [member]
Borrowings
Total borrowings	57,913	40,099
After 1 year but within 2 years [member]
Borrowings
Total borrowings	18,611	7,662
After 2 years but within 5 years [member]
Borrowings
Total borrowings	16,747	14,394
After 5 years [member]
Borrowings
Total borrowings	¥ 2,996	¥ 16,078